Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	$ 7,729.4
End of period	10,718.3	$ 7,729.4
General and administrative costs capitalized	42.4	49.7
Share-based compensation expense capitalized	5.7	14.7
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	22,466.2
End of period	24,712.7	22,466.2
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(14,736.8)
End of period	(13,994.4)	(14,736.8)
Development And Production Assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	7,688.2	7,640.3
Acquisitions through business combinations	4,348.6	66.0
Additions	1,025.8	741.9
Dispositions	(657.7)	(285.8)
Transfers from exploration and evaluation assets	204.3	80.8
Reclassified as assets held for sale	(98.7)	(148.4)
Depletion	(1,009.3)	(911.4)
Impairment reversal (impairment)	(822.2)	428.6
Foreign exchange	0.2	76.2
End of period	10,679.2	7,688.2
Development And Production Assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	22,340.0	23,402.9
End of period	24,580.6	22,340.0
Development And Production Assets | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(14,651.8)	(15,762.6)
End of period	(13,901.4)	(14,651.8)
Corporate Assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	41.2	47.0
Additions	5.9	2.6
Depletion	(8.0)	(8.5)
Foreign exchange	0.0	0.1
End of period	39.1	41.2
Corporate Assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	126.2	123.2
End of period	132.1	126.2
Corporate Assets | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(85.0)	(76.2)
End of period	(93.0)	(85.0)
Future Development Costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	5,160.0
End of period	$ 9,080.0	$ 5,160.0